BORROWINGS	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Borrowings Disclosure [Text Block]
13.	BORROWINGS

	September 30,
	2014	2015
	RMB	RMB

Short-term borrowings	225,000	220,000

Current portion of long-term borrowings	33,805	24,000

Long-term borrowings	31,023	40,972

Fiscal year 2015:

As of September 30, 2015, short-term borrowings were comprised of secured and unsecured bank loans of RMB105,000 and RMB115,000, respectively. A secured bank loan of RMB60,000 with an annual interest rate of 5.88% per annum, is represented by the bank borrowing under Beijing Origin, which was secured by a land use right of RMB2,361 (note 8) and plant and equipment of RMB32,692 (note 9).

A secured bank loan of RMB15,000 with an interest rate of 6.885% per annum, is represented by the bank borrowing under Zhengzhou Branch, which was secured by land use right of RMB3,203 (note 8), plant and equipment of RMB10,241 (note 9) and two guarantee contracts. Another secured bank loan of RMB30,000 with an interest rate of 5.936% per annum, is represented by the bank borrowing under Linze Origin, which was secured by inventory of RMB27,323 and two guarantee contracts.

Unsecured short-term bank loans of RMB30,000 are represented by the bank borrowings with an annual interest rate of 5.1% to 6.42% per annum under Beijing Origin. These loans were guaranteed by CEO of the Company. While, the rest of unsecured short-term bank loans amounting to RMB85,000 under Linze Origin were guaranteed by CEO of the Company and Beijing Origin. The annual interest rates of these loans were ranged from 4.85% to 6.068% per annum.

As of September 30, 2015, long-term borrowings were comprised of secured and unsecured bank loans of RMB14,523 and RMB50,449, respectively. A secured bank loan of RMB14,523 is represented by the bank borrowing under Xinjiang Origin, which was secured by a land use right of RMB12,955 (note 8) and plant and equipment of RMB154,694 (note 9) and a guarantee contract. The annual interest rate was 6.72%.

Unsecured long-term bank loans of RMB36,500, with an annual interest rate from 7.04% to 7.8% per annum, are represented by the bank borrowings under Beijing Origin and Xinjiang Origin, which were guaranteed by the CEO of the Company, Beijing Origin and Xinjiang AiBiHu Agricultural Industrial Commercial Enterprise, which is an affiliate of Xinjiang Production and Construction Corps 5th Division (“XPCC 5th Division”).While, the rest of unsecured long-term bank loans of RMB13,949, with an annual interest rate of 2.3832% per annum, was supported by fixed deposit of RMB20,280 and Standby letter of Credit.

The current portion of the loan amounted to RMB24,000, which will be due within one year, is presented as “current portion of long-term borrowing” on the consolidated balance sheet as of September 30, 2015.

Fiscal year 2014:

As of September 30, 2014, short-term borrowings were comprised of secured and unsecured bank loans of RMB75,000 and RMB150,000, respectively. A secured bank loan of RMB75,000, with an annual interest rate of 6.3% per annum, is represented by the bank borrowing under Beijing Origin, which was secured by a land use right of RMB2,423(note 8) and plant and equipment of RMB33,651 (note 9).

On the other hand, unsecured short-term bank loans of RMB40,000 are represented by the bank borrowings with an annual interest rate of 6.9% to 7.2% per annum under Beijing Origin. These loans were guaranteed by CEO of the Company. While, the rest of unsecured short-term bank loans, amounting to RMB110,000 under Linze Origin were guaranteed by Beijing Origin. The annual interest rates of these loans were ranged from 6.0% to 7.2% per annum.

As of September 30, 2014, long-term borrowings were comprised of secured and unsecured bank loans of RMB37,328 and RMB27,500, respectively. A secured bank loan of RMB25,023 is represented by the bank borrowing under Xinjiang Origin, which was secured by a land use right of RMB12,549 (note 8) and plant and equipment of RMB162,415 (note 9). The annual interest rate was 6.72% per annum.

Unsecured long-term bank loans of RMB27,500, with an annual interest rate from 7.04% to 7.315% per annum, are represented by the bank borrowings under Xinjiang Origin, which were guaranteed by Beijing Origin and Xinjiang AiBiHu Agricultural Industrial Commercial Enterprise, which is an affiliate of Xinjiang Production and Construction Corps 5th Division (“XPCC 5th Division”).

The current portion of the loan amounted to RMB33,805, which will be due within one year, is presented as “current portion of long-term borrowing” on the consolidated balance sheet as of September 30, 2014.

Interest expense and weighted average interest rate for the years ended September 30, 2013, 2014 and 2015 were RMB11,326 and 6.26%, RMB19,743 and 6.24%, RMB18,635 and 6.25%, respectively.